Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2025	Dec. 31, 2024	May 07, 2024
Common shares, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common shares, shares authorized		100
Common share, shares issued	58,409,823	100
Common shares, shares outstanding	58,409,823	100
Class A
Common shares, shares authorized	450,000,000